Commitments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Commitments [Line Items]
Capital commitments	¥ 307	$ 44	¥ 4,366